RECOVERABLE AMOUNT OF LONG - TERM ASSETS (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	7.36%
Maximum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	11.09%
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate, real profit (as a percent)	5.75%	5.81%
Discount rate with the SUDAM/SUDENE tax benefit	6.50%	6.53%
Discount rate, presumed profit (as a percent)	7.11%	7.12%